SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Tax effect of rate differences in various jurisdictions		$ (133,095)	$ 220,752
Tax effect of provision for expected credit loss		114,945	(3,716)
Tax effect of depreciation allowance		34,595	(61,541)
Tax effect of taxable temporary difference		(143,400)	68,580
Tax reduction allowed by Hong Kong government		(21,345)	(21,539)
Effect of rates different than statutory	$ 1,449,022
HK two-tiered profits tax regime	$ (21,154)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent	0.16%
Non-deductible expenses	$ 717,939
[custom:EffectiveIncomeTaxRateReconciliationnNonTaxableIncome]	(5.39%)
Tax effect of non-deductible expenditure	$ (181,408)	29,009	44,073
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	1.36%
Change in valuation allowance of deferred income tax assets	$ 665,871
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(4.97%)
Income tax expense	$ (267,774)	(119,291)	246,609
Effective Income Tax Rate Reconciliation, Percent, Total	2.00%
Cayman Islands Tax Information Authority [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax		(6,293,726)	(2,805)
Statutory income tax rates
Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax		(806,633)	1,340,699
State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax
Statutory income tax rates
Cayman Islands Tax Information Authority [Member]
Effective Income Tax Rate Reconciliation [Line Items]
—Statutory tax rate difference
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Percent
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rates	$ 216,944
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	10.82%
Income Tax Jurisdiction, Foreign [Member] | Cayman Islands Tax Information Authority [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rates
Income Tax Jurisdiction, Foreign [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rates	216,944
Income Tax Jurisdiction, Foreign [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rates